Deferred Revenue - Summary of Deferred Revenue (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income [abstract]
Deferred revenue-current portion	€ 6,996	€ 1,610
Deferred revenue	130,195	30,206
Total deferred revenue	€ 137,191	€ 31,816